Property, Plant and Equipment - Major Classifications of Property Plant and Equipment and Respective Useful Lives (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Machinery and Equipment | Minimum
Property Plant And Equipment [Line Items]
Useful life	2 years	2 years
Machinery and Equipment | Maximum
Property Plant And Equipment [Line Items]
Useful life	10 years	10 years
Office Equipment Software and Other | Minimum
Property Plant And Equipment [Line Items]
Useful life	3 years	3 years
Office Equipment Software and Other | Maximum
Property Plant And Equipment [Line Items]
Useful life	7 years	7 years
Buildings and Leasehold Improvements | Minimum
Property Plant And Equipment [Line Items]
Useful life	2 years	2 years
Buildings and Leasehold Improvements | Maximum
Property Plant And Equipment [Line Items]
Useful life	40 years	40 years